American Century Government Income Trust

PROSPECTUS SUPPLEMENT

CAPITAL PRESERVATION FUND * GINNIE MAE FUND * GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT FUND

[american century investments logo and text logo]
Supplement dated October 26, 2007 * Prospectus dated August 1, 2007

The C Class of Ginnie Mae will be closed to new investors as of the close of the
New York Stock Exchange (NYSE) on November 2, 2007. C Class shareholders who have open accounts may make additional investments until the close of the NYSE on November 23, 2007, after which time the C Class will be closed to all investments, except reinvested dividends and capital gains distributions.

On December 3, 2007, Ginnie Mae C Class shareholders will receive Advisor Class shares of Ginnie Mae on a tax-free basis in exchange for their C Class shares.
The value of a shareholder's account will not change as a result of the transaction.

Accordingly, all references to the C Class of Ginnie Mae should be deleted from the prospectus.

SPECIAL MEETING OF SHAREHOLDERS

At Special Meetings of Shareholders held July 27, 2007 and August 24, 2007, shareholders of the funds approved a change to the Advisor Class fee structure.
The change will result in a decrease of 25 basis points (0.25%) in the Rule
12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.
The fee changes for Ginnie Mae and Inflation-Adjusted Bond were effective
September 4, 2007. The fee changes for Government Bond and Short-Term Government will be effective on December 3, 2007.

THE FOLLOWING REPLACES FOOTNOTE 1 TO THE TABLE ON PAGE 28:

(1)  EFFECTIVE SEPTEMBER 4, 2007, THE 12B-1 FEE FOR THE ADVISOR CLASS OF
     GINNIE MAE AND INFLATION-ADJUSTED BOND WILL BE 0.25%. EFFECTIVE DECEMBER
     3, 2007, THE 12B-1 FEE FOR THE ADVISOR CLASS OF GOVERNMENT BOND AND
     SHORT-TERM GOVERNMENT WILL BE 0.25%.

THE FOLLOWING CHANGES ARE EFFECTIVE DECEMBER 3, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE FOR GOVERNMENT BOND
AND SHORT-TERM GOVERNMENT (AND AS PREVIOUSLY SUPPLEMENTED, GINNIE MAE AND
INFLATION-ADJUSTED BOND), THE FOLLOWING REPLACES THE ANNUAL FUND OPERATING
EXPENSES TABLE ON PAGE 11.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                   DISTRIBUTION                  TOTAL ANNUAL
                     MANAGEMENT    AND SERVICE      OTHER        FUND OPERATING
                     FEE(1)        (12B-1) FEES(2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
Capital Preservation
  Investor Class     0.48%         None             0.00%        0.48%
--------------------------------------------------------------------------------
Ginnie Mae
  Investor Class     0.57%(4)      None             0.00%        0.57%
--------------------------------------------------------------------------------
  Institutional      0.37%(4)      None             0.00%        0.37%
  Class
--------------------------------------------------------------------------------
  R Class            0.57%(4)      0.50%            0.00%        1.07%
--------------------------------------------------------------------------------
  Advisor Class      0.57%(4) (5)  0.25%(6)         0.00%        0.82%
--------------------------------------------------------------------------------
Government Bond
  Investor Class     0.49%         None             0.00%        0.49%
--------------------------------------------------------------------------------
  Advisor Class      0.49%(7)      0.25%(8)         0.00%        0.74%
--------------------------------------------------------------------------------
Inflation-Adjusted Bond
  Investor Class     0.49%         None             0.00%        0.49%
--------------------------------------------------------------------------------
  Institutional      0.29%         None             0.00%        0.29%
  Class
--------------------------------------------------------------------------------
  Advisor            0.49%(5)      0.25%(6)         0.00%        0.74%
  Class
--------------------------------------------------------------------------------
Short-Term Government
  Investor Class     0.57%         None             0.00%        0.57%
--------------------------------------------------------------------------------
  Advisor Class      0.57%(7)      0.25%(8)         0.00%        0.82%
--------------------------------------------------------------------------------

(1) THE FUNDS PAY THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR ARRANGING
    ALL SERVICES NECESSARY FOR THE FUNDS TO OPERATE. THE FEE SHOWN IS BASED ON
    ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED FEE
    SCHEDULES. AS A RESULT, THE FUNDS' UNIFIED MANAGEMENT FEE RATES GENERALLY
    DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS DECREASE. FOR
    MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The Investment
    Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 38.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY VOLUNTARILY WAIVED A
     PORTION OF GINNIE MAE'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER,
     THE Management Fee AND Total Annual Fund Operating Expenses FOR INVESTOR
     CLASS WILL BE 0.49%; THE Management Fee AND Total Annual Fund Operating
     Expenses FOR INSTITUTIONAL CLASS WILL BE 0.29%; THE Management Fee AND
     Total Annual Fund Operating Expenses FOR R CLASS WILL BE 0.49% AND 0.99%,
     RESPECTIVELY; AND THE Management Fee AND Total Annual Fund Operating
     Expenses FOR ADVISOR CLASS WILL BE 0.49% AND 0.74%, RESPECTIVELY. THIS FEE
     WAIVER IS VOLUNTARY AND MAY BE REVISED OR TERMINATED AT ANY TIME BY
     AMERICAN CENTURY WITHOUT NOTICE.

(5)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(6)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

(7)   THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE DECEMBER 3, 2007.

(8)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE DECEMBER 3, 2007.

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THE FOLLOWING REPLACES THE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES SECTION
ON PAGES 38-39, AS PREVIOUSLY SUPPLEMENTED.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and R Class shares have a 12b-1 Plan. The plans provide for the funds to pay annual fees of 0.50% for R Class and 0.25%
for Advisor Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

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American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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